Funds from securities issued	12 Months Ended
Dec. 31, 2018
Funds from securities issued [Abstract]
Funds from securities issued

38.   Funds from securities issued

a)     Composition by type of security issued and location

	R$ thousand
	On December 31
	2018	2017
Instruments Issued - Brazil:
Real estate credit notes	25,381,719	27,020,911
Agribusiness notes	13,108,595	10,973,682
Financial bills	104,005,236	93,570,141
Letters of credit property guaranteed (1)	476,332	-
Subtotal	142,971,882	131,564,734
Securities - Overseas:
Euronotes (2)	1,270,409	634,549
Securities issued through securitization - (item (b))	3,130,111	2,606,322
Subtotal	4,400,520	3,240,871
Structured Operations Certificates	656,616	368,485
Total	148,029,018	135,174,090

 (1) Funding is secured by the Real Estate Credit Portfolio, for the amount of R$549,665 thousand, which meets all Central Bank (BACEN) Resolution No. 4,598/17 requirements: 115.38% sufficiency (including fiduciary agent remuneration), liquidity; the asset portfolio's weighted average tenor being 309 months, issuing LIGs (secured real estate notes or 'covered bonds') with tenor 35 months, none due within 180 days, receivables corresponding to 0.05% of total assets and 61.46% of the properties' guarantee amount. The credit portfolio's guarantor assets are mostly rated AA and A (66% and 23% respectively). In addition, the LIG Issue and the asset portfolio management policy, as required by Article 11 of BACEN Resolution No. 4,598/17, are located at the following address https://banco.bradesco/html/prime/produtos-servicos/investimentos/letra-imobiliaria-garantida.shtm; and

(2) Issuance of securities in the foreign market to fund customers' foreign exchange operations, export pre-financing, import financing and working capital financing, substantially in the medium and long terms.

b)    Securities issued through securitization

Since 2003, the Organization uses certain arrangements to optimize its activities of funding and liquidity management by means of an Specific Purpose Entity (SPE). This SPE, which is called International Diversified Payment Rights Company, is financed with long-term bonds which are settled with the future cash flow of the corresponding assets, basically comprising current and future flow of payment orders sent by individuals and legal entities abroad to beneficiaries in Brazil for whom Bradesco acts as payer.

The long-term instruments issued by the SPE and sold to investors will be settled with funds from the payment orders flows. The Organization is required to redeem the instruments in specific cases of default or upon closing of the operations of the SPE.

The funds deriving from the sale of current and future payment orders flows, received by the SPE, must be maintained in a specific bank account until they reach a given minimum level.

We show below the amounts of the securities issued by the SPE, which appear in the “Funding from issuance of securities” line item:

	R$ thousand
	Date of Issue	Nominal amount	Maturity	On December 31
				2018	2017
Securitization of the future flow of payment orders received from abroad	19.12.2008	1,168,500	20.02.2019	84	348,524
	17.12.2009	89,115	20.02.2020	29,635	49,594
	16.11.2011	88,860	20.11.2018	-	26,068
	16.11.2011	133,290	22.11.2021	124,949	139,678
	23.12.2015	390,480	21.11.2022	318,115	330,311
	23.12.2015	390,480	20.11.2020	246,995	318,934
	02.02.2016	889,725	22.02.2021	713,740	871,260
	30.03.2016	533,835	22.02.2021	423,304	521,953
	12.05.2018	1,121,100	22.02.2021	1,273,289	-
Total		4,805,385		3,130,111	2,606,322

c)     Net financial activity in the issuance of securities

	R$ thousand
	2018	2017
Opening balance on December 31	135,174,090	151,101,938
Issuance	85,963,195	62,237,380
Interest	9,054,699	13,262,613
Settlement and interest payments	(82,973,990)	(91,324,496)
Exchange variation and others	811,024	(103,345)
Closing balance on December 31	148,029,018	135,174,090